Summary of Significant Accounting Policies and Recent Accounting Pronouncements - Schedule of Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance, beginning of period	$ 1,552	$ 708	$ 167
Provision for doubtful accounts	675	479	89
Provision for accounts in deferred revenue	1,510	767	842
Accounts written-off, net of recoveries	(1,236)	(402)	(390)
Balance, end of period	$ 2,501	$ 1,552	$ 708